Equity - Additional Information (Detail)									12 Months Ended
	Nov. 14, 2021 EUR (€) € / shares shares	Nov. 11, 2021 EUR (€) € / shares shares	May 14, 2021 EUR (€) € / shares shares	Jan. 14, 2021 EUR (€) € / shares shares	Jul. 31, 2020 EUR (€) € / shares	Jun. 12, 2020 EUR (€) € / shares shares	Jul. 02, 2019 EUR (€)	Sep. 08, 2017 EUR (€)	Dec. 31, 2021 EUR (€) € / shares shares	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Nov. 14, 2021 $ / shares shares	Nov. 11, 2021 $ / shares shares	Jan. 01, 2021 EUR (€) € / shares
Disclosure of classes of share capital [line items]
Share capital									€ 5,243,000	€ 3,995,000
Issue of equity									66,542,000	70,644,000	€ 11,000,000
Interest expense									2,148,000	€ 0	€ 0
Prepaid share reserve
Disclosure of classes of share capital [line items]
Nominal value per share. | € / shares				€ 0	€ 1
Bonds issued				€ 5,000,000
Issue a convertible bond					€ 5,000,000
Nominal amount per bond					€ 100,000
Pro rata price per share | € / shares				€ 1
Number of bond outstanding | shares				50
Interest expense				€ 500,000
Number of share issued on conversion of bond | shares				98,214
Price per share | € / shares				€ 56
2017/I Conditional Capital | Employees Of The Company Or Its Affiliates
Disclosure of classes of share capital [line items]
Reduction in conversion and purchase rights in the issuance of bonds replaceable with share certificates								€ 1,500
2019 Conditional Capital
Disclosure of classes of share capital [line items]
Conversion and purchase rights in the issuance of bonds replaceable with share certificates							€ 270,000
2020/I Conditional Capital
Disclosure of classes of share capital [line items]
Conversion and purchase rights in the issuance of bonds replaceable with share certificates						€ 34,473
2020/II Conditional Capital
Disclosure of classes of share capital [line items]
Conversion and purchase rights in the issuance of bonds replaceable with share certificates									1,179,679
2021I Authorized Capital
Disclosure of classes of share capital [line items]
Authorized capital									691,827
IPO Capital Increase | American Depositary Shares
Disclosure of classes of share capital [line items]
Share Price | $ / shares													$ 16.5
Greenshoe Option | American Depositary Shares
Disclosure of classes of share capital [line items]
Share Price | $ / shares												$ 16.5
Issue of Convertible Bond
Disclosure of classes of share capital [line items]
Nominal value per share. | € / shares				€ 1	€ 1
Bonds issued				€ 5,000,000	€ 5,000,000
Notional Amount					€ 100,000
Accrued interest				€ 500,000
Stock issued during period shares on conversion of convertible bond | shares				98,214
Borrowings convertible conversion price | € / shares				€ 56
Reclassification of prepaid reserve to subscribed capital and the capital reserve				€ 5,500,000
Bearer Shares
Disclosure of classes of share capital [line items]
Share capital									€ 5,242,948					€ 3,994,734
Number Of Shares Issued | shares									1,248,214
Nominal value per share. | € / shares									€ 1					€ 1
Bearer Shares | 2020/I Conditional Capital
Disclosure of classes of share capital [line items]
Share capital			€ 457,501
Number Of Shares Issued | shares			457,501
Nominal value per share. | € / shares			€ 0
Bearer Shares | 2020/II Conditional Capital
Disclosure of classes of share capital [line items]
Share capital						€ 1,277,893
Number Of Shares Issued | shares						1,277,893
Nominal value per share. | € / shares						€ 0
Description of maximum term of options granted for share-based payment arrangement			May 13, 2026.
Convertible bonds and/or bonds with warrants issued to the bearer									€ 150,000,000
Bearer Shares | 2021/II Conditional Capital
Disclosure of classes of share capital [line items]
Share capital			€ 103,321
Number Of Shares Issued | shares			103,321
Nominal value per share. | € / shares			€ 0
Bearer Shares | 2021I Authorized Capital
Disclosure of classes of share capital [line items]
Number Of Shares Issued | shares									1,841,827
Nominal value per share. | € / shares									€ 0
Description of maximum term of options granted for share-based payment arrangement									May 13, 2026
Authorized capital									€ 1,841,827
Bearer Shares | 2021II Authorized Capital
Disclosure of classes of share capital [line items]
Number Of Shares Issued | shares									204,647
Nominal value per share. | € / shares									€ 0
Description of maximum term of options granted for share-based payment arrangement									May 13, 2026
Authorized capital									€ 204,647
Bearer Shares | IPO Capital Increase
Disclosure of classes of share capital [line items]
Number Of Shares Issued | shares		1,000,000											1,000,000
Nominal value per share. | € / shares		€ 1
Issue of equity		€ 1,000,000
Bearer Shares | Greenshoe Option
Disclosure of classes of share capital [line items]
Number Of Shares Issued | shares	150,000											150,000
Nominal value per share. | € / shares	€ 1
Issue of equity	€ 150,000
Bond Holders | 2020/I Conditional Capital
Disclosure of classes of share capital [line items]
Share capital			€ 457,501
Description of maximum term of options granted for share-based payment arrangement			May 13, 2026
Bond Holders | 2020/II Conditional Capital
Disclosure of classes of share capital [line items]
Share capital									€ 1,277,893